OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 5   -     OTHER CURRENT ASSETS

	As of December 31,
	2 0 2 4	2 0 2 3

Prepaid expenses	10,732	10,999
Governmental institutions	6,832	3,682
Governments grants receivables	782	662
Hedging derivative	617	1,229
Other	503	512
	19,466	17,084